Income Tax (Details) $ in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2024 HKD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2024 USD ($)
Income Tax [Line Items]
Tax rate percentage	25.00%	25.00%	25.00%
Profits tax rate percentage	15.00%
Operating loss carryforwards (in Dollars)		$ 440	$ 490	$ 470
Park Ha Biological Technology [Member]
Income Tax [Line Items]
Tax rate percentage	16.50%
High and New Technology Enterprise [Member]
Income Tax [Line Items]
Tax rate percentage	15.00%
China, PRC [Member] | High and New Technology Enterprise [Member]
Income Tax [Line Items]
Percentage of subject to profit tax rate				25.00%
Hong Kong [Member]
Income Tax [Line Items]
Tax rate amount (in Dollars)	$ 2
Tax rate percentage	8.25%
Amount of effective income tax rate reconciliation assessable profit (in Dollars)	$ 2